Financial risk management - Market risk (Details) € in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 GBP (£) € / £	Jun. 30, 2021 GBP (£) $ / £	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 GBP (£) € / £	Jun. 30, 2020 GBP (£) $ / £	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 GBP (£) € / £	Jun. 30, 2019 GBP (£) $ / £	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2018 GBP (£)
Details of currency and interest rate risks
Revenue from contracts with customers	£ 494,117,000						£ 509,041,000						£ 627,122,000
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate		1.1382	1.3461					1.1391	1.2633					1.1346	1.2959
Derivative financial instruments, assets	817,000	£ 817,000	£ 817,000			£ 817,000	2,783,000	£ 2,783,000	£ 2,783,000			£ 2,783,000
Foreign currency denominated monetary assets and monetary liabilities
Trade receivables	70,774,000	70,774,000	70,774,000			70,774,000	159,679,000	159,679,000	159,679,000			159,679,000
Cash and cash equivalents	110,658,000	110,658,000	110,658,000			110,658,000	51,539,000	51,539,000	51,539,000			51,539,000	£ 307,637,000	£ 307,637,000	£ 307,637,000							£ 242,022,000
Trade and other payables	(260,178,000)	(260,178,000)	(260,178,000)			(260,178,000)	(267,415,000)	(267,415,000)	(267,415,000)			(267,415,000)
Borrowings	(530,236,000)	(530,236,000)	(530,236,000)			(530,236,000)	(525,615,000)	(525,615,000)	(525,615,000)			(525,615,000)
Derivative financial liabilities	(5,734,000)	(5,734,000)	(5,734,000)			(5,734,000)	(9,136,000)	(9,136,000)	(9,136,000)			(9,136,000)
Embedded foreign exchange derivatives
Forward foreign currency contracts outstanding at the balance sheet date
Derivative financial instruments, assets	809,000	809,000	809,000			809,000	150,000	£ 150,000	150,000			150,000
Foreign currency denominated monetary assets and monetary liabilities
Derivative financial liabilities	(527,000)	£ (527,000)	(527,000)			(527,000)
Buy Euro | Forward foreign exchange contracts
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate | € / £		1.1573						1.1626
Principal amount / Notional amount	29,875,000	£ 29,875,000	29,875,000			29,875,000	40,405,000	£ 40,405,000	40,405,000			40,405,000							€ 34,576		€ 46,976
Derivative financial instruments, assets							2,633,000	2,633,000	2,633,000			£ 2,633,000
Foreign currency denominated monetary assets and monetary liabilities
Derivative financial liabilities	(78,000)	(78,000)	(78,000)			£ (78,000)
Interest rate risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						1.00%						1.00%
Euro
Details of currency and interest rate risks
Revenue from contracts with customers | €					€ 84,100						€ 19,200						€ 94,400
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue	4,477,000	4,477,000	4,477,000			£ 4,477,000	2,945,000	2,945,000	2,945,000			£ 2,945,000
Trade receivables	44,855,000	44,855,000	44,855,000			44,855,000	56,226,000	56,226,000	56,226,000			56,226,000
Cash and cash equivalents	57,004,000	57,004,000	57,004,000			57,004,000	24,219,000	24,219,000	24,219,000			24,219,000
Trade and other payables	(90,608,000)	(90,608,000)	(90,608,000)			(90,608,000)	(55,193,000)	(55,193,000)	(55,193,000)			(55,193,000)
Exposure to foreign currency, net	15,728,000	15,728,000	15,728,000			£ 15,728,000	28,197,000	28,197,000	28,197,000			£ 28,197,000
Euro | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency	(1,100,000)						(2,000,000.0)
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency	(1,100,000)	(1,100,000)	(1,100,000)			£ (1,100,000)	(2,000,000)	(2,000,000)	(2,000,000)			£ (2,000,000)
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency	1,700,000						2,500,000
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency	1,700,000	1,700,000	1,700,000			1,700,000	2,500,000	2,500,000	2,500,000			2,500,000
US dollar
Details of currency and interest rate risks
Revenue from contracts with customers | $				$ 59.6						$ 147.5						$ 155.9
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue	2,499,000	2,499,000	2,499,000			2,499,000	2,277,000	2,277,000	2,277,000			2,277,000
Trade receivables	10,274,000	10,274,000	10,274,000			10,274,000	88,554,000	88,554,000	88,554,000			88,554,000
Cash and cash equivalents	17,290,000	17,290,000	17,290,000			17,290,000	2,642,000	2,642,000	2,642,000			2,642,000
Trade and other payables	(454,000)	(454,000)	(454,000)			(454,000)	(1,685,000)	(1,685,000)	(1,685,000)			(1,685,000)
Borrowings	(470,068,000)	(470,068,000)	(470,068,000)			(470,068,000)	(525,615,000)	(525,615,000)	(525,615,000)			(525,615,000)
Derivative financial liabilities	(5,121,000)	(5,121,000)	(5,121,000)			(5,121,000)	(9,136,000)	(9,136,000)	(9,136,000)			(9,136,000)
Exposure to foreign currency, net	(445,580,000)	(445,580,000)	(445,580,000)			£ (445,580,000)	(442,963,000)	(442,963,000)	(442,963,000)			£ (442,963,000)
US dollar | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency	31,900,000						31,800,000
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency	31,900,000	31,900,000	31,900,000			£ 31,900,000	31,800,000	31,800,000	31,800,000			£ 31,800,000
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency	(39,200,000)						(38,900,000)
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency	£ (39,200,000)	£ (39,200,000)	£ (39,200,000)			£ (39,200,000)	£ (38,900,000)	£ (38,900,000)	£ (38,900,000)			£ (38,900,000)
Secured term loan facility and senior secured notes
Forward foreign currency contracts outstanding at the balance sheet date
Principal amount / Notional amount | $																		$ 650.0		$ 650.0